Annual Total Returns [BarChart] - Voya Target Retirement 2035 Fund - Class I	Sep. 30, 2020
Bar Chart Table:
2010
2011
2012
2013	20.77%
2014	5.58%
2015	(1.04%)
2016	7.15%
2017	19.15%
2018	(7.53%)
2019	22.32%